General (Details) $ in Thousands		6 Months Ended
	Feb. 07, 2019 USD ($)	Jun. 30, 2020
General (Details) [Line Items]
Number of suppliers		4
Business Acquisition [Member]
General (Details) [Line Items]
Acquisition consideration paid	$ 4,715
Acquisition related cost	$ 85